Sage Ranch (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of sage ranch [Table Text Block]
	December 31, 2021	December 31, 2020
Opening balance	$701,983	$816,820
Property taxes, net of Captiva repayment	(7,267)	(134,300)
Land appraisal & related fees	1,159,749	35,564
Unrealized foreign exchange	(2,978)	(16,101)
	$1,851,487	$701,983